Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-182072
Entity Registrant Name	PATAGONIA GOLD CORP.
Entity Central Index Key	0001551206
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Av. Libertador 498 P.26
Entity Address, City or Town	C.A.B.A
Entity Address, Country	AR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	466,566,441
Auditor Firm ID	1390
Auditor Name	Grant Thornton LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2200 HSBC Building
Entity Address, Address Line Two	885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E8
City Area Code	5411
Local Phone Number	52786950